BRAZOS
MUTUAL FUNDS

April 1, 2008

Via Edgar Transmission

United States Securities and Exchange Commission
Division of Investment Management
100F Street, N.E.
Washington, D.C. 20549

Re: Brazos Mutual Funds (the “Trust”)
File Nos. 333-14943 and 811-7881

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Brazos Mutual Funds (the “Trust”) hereby certifies that the forms of Prospectus and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated March 28, 2008 and filed electronically as Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A on March 27, 2008.

If you have any questions or require further information, do not hesitate to contact the undersigned at (214) 365-5235.

Sincerely yours,

/s/ James McCain

James McCain
For Brazos Mutual Funds

 5949 Sherry Lane, Suite 1600 . Dallas, Texas 75225 . 214-365-5200 . www.brazosfunds.com